Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepaid expenses and other current assets
Prepaid deposits	$ 7,591
Prepaid Insurance	2,803	$ 240
Prepaid subscriptions	411	594
Other	242	66
Total	$ 11,047	$ 900